Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitiees [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved oil and gas properties	$ 3,825	$ 4,282	$ 4,570
Proved oil and gas properties	82,639	83,235	80,695
Support Equipment	104,044	70,468	68,766
Gross Capitalized costs	190,507	157,986	154,032
Depreciation, depletion and amortization	(63,815)	(53,606)	(52,355)
Net capitalized costs	126,692	104,380	101,677
Consolidated Entitiees [Member] | Country Of Brazil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved oil and gas properties	3,764	4,227	4,455
Proved oil and gas properties	82,396	83,030	80,523
Support Equipment	103,285	69,735	67,988
Gross Capitalized costs	189,444	156,993	152,967
Depreciation, depletion and amortization	(63,003)	(52,836)	(51,621)
Net capitalized costs	126,442	104,156	101,345
Consolidated Entitiees [Member] | South America [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved oil and gas properties	61	55	115
Proved oil and gas properties	243	205	172
Support Equipment	758	732	777
Gross Capitalized costs	1,062	992	1,064
Depreciation, depletion and amortization	(811)	(769)	(733)
Net capitalized costs	251	223	331
Consolidated Entitiees [Member] | Foreign countries [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved oil and gas properties	61	55	115
Proved oil and gas properties	243	205	172
Support Equipment	759	733	778
Gross Capitalized costs	1,063	993	1,065
Depreciation, depletion and amortization	(812)	(770)	(734)
Net capitalized costs	251	223	331
Consolidated Entitiees [Member] | Other Countries [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Support Equipment	1	1	1
Gross Capitalized costs	1	1	1
Depreciation, depletion and amortization	(1)	(1)	(1)
Equity Method Investeee [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Proved oil and gas properties	607	762	832
Gross Capitalized costs	607	762	832
Depreciation, depletion and amortization	(289)	(224)	(296)
Net capitalized costs	$ 318	$ 538	$ 536